INVESCO International Funds, Inc.

           INVESCO European Fund--Investor Class, Class A, B, C and K INVESCO International Blue Chip Value Fund--Investor Class,
                              Class A, B, C, and R

     Supplement dated August 14, 2003 to the Prospectus dated July 31, 2003


The Board of Directors of INVESCO International Funds, Inc. (the "Company") approved, on August 12-13, 2003, a name change for the Company. Effective as of October 1, 2003, the name of the Company will be "AIM International Funds, Inc. II."

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

--------------------------------------------------------------------------------------------------
   SHAREHOLDERS INVESTED IN THE FOLLOWING         WILL BE OFFERED THE ABILITY TO EXCHANGE INTO
        CLASSES OF THE INVESCO FUNDS:                 THE FOLLOWING CLASSES OF THE AIM FUNDS:
--------------------------------------------------------------------------------------------------
o  Investor Class Shares                     o   Class A Shares of Category I and II AIM
                                                 Funds and AIM Tax-Exempt Cash Fund
o  Class A Shares(1)
                                             o   Class A3 Shares of all AIM Funds

                                             o   AIM Cash Reserve Shares of AIM Money Market
                                                 Fund
--------------------------------------------------------------------------------------------------
o  Class B Shares                            o   Class B Shares of all AIM Funds, with the
                                                 exception of AIM Floating Rate Fund
--------------------------------------------------------------------------------------------------
o  Class C Shares                            o   Class C Shares of all AIM Funds, with the
                                                 exception of AIM Floating Rate Fund
--------------------------------------------------------------------------------------------------
o  Institutional Class Shares                o   Institutional Class Shares of all AIM Retail
                                                 Funds
--------------------------------------------------------------------------------------------------
o  Class K Shares                            o   There is currently no like class of shares
                                                 offered by the AIM Funds
--------------------------------------------------------------------------------------------------

--------
1 Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

--------------------------------------------------------------------------------------------------
   SHAREHOLDERS INVESTED IN THE FOLLOWING           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO
         CLASSES OF THE AIM FUNDS:                      THE FOLLOWING CLASSES OF THE INVESCO
                                                                         FUNDS:
--------------------------------------------------------------------------------------------------

o  Class A Shares of all AIM Funds, with     o   Class A Shares of all INVESCO Funds(2)
   the exception of Class A Shares of
   Category III Funds purchased at net
   asset value

o  Class A3 Shares of the AIM Funds

o  AIM Cash Reserve Shares of AIM Money
   Market Fund
--------------------------------------------------------------------------------------------------
o  Class B Shares of all AIM Funds           o   Class B Shares of all INVESCO Funds
------------------------------------------------------ -------------------------------------------
o  Class C Shares of all AIM Funds           o   Class C Shares of all INVESCO Funds
------------------------------------------------------ -------------------------------------------
o  Institutional Class Shares of all AIM     o   Institutional Class Shares of all INVESCO
   Retail Funds                                  Funds
--------------------------------------------------------------------------------------------------
o  Class R Shares                            o   There is currently no like class of shares
                                                 offered by the INVESCO Funds
------------------------------------------------------ -------------------------------------------


INVESCO Funds Group, Inc. intends to implement the changed market timing redemption fee and exchange policy described below.

The following policy governing exchanges is effective on or about November 10, 2003: you are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

Effective on or about November 10, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, the following classes of the following funds (either by selling or exchanging to another INVESCO Fund or an AIM Fund) within 30 days of their purchase:

-----------
(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

         FUND                                           CLASSES
         ----                                           -------
INVESCO European Fund                        Class A and Investor Class shares
INVESCO International Blue Chip Value Fund   Class A and Investor Class shares
INVESCO High Yield Fund                      Class A and Investor Class shares
INVESCO S&P 500 Index Fund                   Investor and Institutional Class
                                             shares

The redemption fee will be paid to the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted.

The 2% redemption fee will not be charged on transactions involving the following:

     1) a total or partial redemption of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code");

     2) a total or partial redemption of shares held through qualified tuition plans maintained pursuant to Section 529 of the Code;

     3) a total or partial redemption effectuated pursuant to a systematic redemption plan or an automatic rebalancing program in the Funds set up by A I M Fund Services, Inc.;

     4) a total or partial redemption requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

     5)   a redemption initiated by a Fund.


Effective August 18, 2003, the following replaces in its entirety the seventh paragraph appearing under the heading "How to Buy Shares - Sales Charges (Class A, B, C, K, and R Only)" in the prospectus:

RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation described above.

                   INVESCO INTERNATIONAL BLUE CHIP VALUE FUND

On June 9, 2003, the Board of Directors of the Company approved a transaction pursuant to which INVESCO International Blue Chip Value Fund (the "Fund") would acquire the assets and assume the liabilities of another mutual fund (the "Reorganization"). If the Reorganization is approved by the shareholders of the selling fund and certain required closing conditions are satisfied, the Reorganization is expected to be consummated on October 27, 2003 (the "Closing Date").

If the Reorganization is approved by shareholders and consummated, the Fund's name will be changed to "INVESCO International Core Equity Fund," effective as of the Closing Date. If the Reorganization is not approved by shareholders and consummated, the Fund's name will not be changed.

The Board of Directors of the Company also approved, on August 12-13, 2003, for each series portfolio of the Company (each a "Fund" and, collectively, the "Funds") a new investment advisory agreement between A I M Advisors, Inc. ("AIM") and the Company, under which AIM will serve as the investment advisor for each Fund, and a new sub-advisory agreement between AIM and INVESCO Global Asset Management (N.A.), Inc. ("INVESCO Global"), under which INVESCO Global will serve as sub-advisor for INVESCO International Blue Chip Value Fund. INVESCO Global is an affiliate of INVESCO Funds Group, Inc. ("INVESCO"), which currently serves as the investment advisor for each Fund.

The proposed advisory and sub-advisory agreements relate to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO, with respect to its North American mutual fund operations. AMVESCAP has recommended rationalizing and streamlining the contractual arrangements for the provision of investment advisory and administrative services to funds within The AIM Family of Funds(R) (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds"). The objective is to have AIM assume primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the INVESCO Funds. These changes will simplify AMVESCAP's mutual fund operations in the United States in that there will be a uniform arrangement for investment management for both the AIM Funds and the INVESCO Funds. The portfolio management teams for the Funds will not change nor will the advisory fees paid by the Funds change as a result of this restructuring.

The Board of Directors of the Company previously approved, on June 9, 2003, a transaction in which INVESCO European Fund would transfer all of its assets and liabilities to AIM European Growth Fund, a series of AIM International Funds, Inc. (the "Reorganization"). The Company will enter into the proposed advisory agreement for INVESCO European Fund only if the Reorganization is not approved by shareholders.

For each Fund, the proposed investment advisory agreement and, for INVESCO International Blue Chip Value Fund, the proposed sub-advisory agreement, require the approval of such Fund's shareholders and will be submitted to shareholders for their consideration at a meeting to be held on or around October 21, 2003. If approved by shareholders, the proposed investment advisory agreement and sub-advisory agreement will become effective on November 5, 2003, and will expire, unless renewed, on or before June 30, 2005. If shareholders of a Fund do not approve the proposed investment advisory agreement, and for INVESCO International Blue Chip Value Fund, also approve the sub-advisory agreement, the current investment advisory agreement with INVESCO will continue in effect for such Fund.